Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000022349 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022349 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022349 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000022349 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022349 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000022349 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000022349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022349 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022349 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022348 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022348 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022348 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000022348 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022348 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022348 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000022348 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000022348 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022348 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022348 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022348 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022348 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022347 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022347 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022347 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000022347 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022347 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022347 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000022347 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000022347 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022347 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022347 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022347 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022347 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022351 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022351 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022351 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000022351 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022351 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022351 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022352 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022352 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022352 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022352 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000022352 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022352 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022352 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022352 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022352 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022352 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022352 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022353 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022353 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022353 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022353 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000022353 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022353 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022353 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022353 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022353 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022353 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022353 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022354 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022354 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022354 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022354 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022354 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022354 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022354 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022354 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022354 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000022354 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022354 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022354 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022354 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000022354 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022354 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022354 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000022354 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000022354 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022354 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022354 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022356 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022356 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022356 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022356 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022356 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022356 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022356 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022356 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022356 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000022356 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022356 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022356 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022356 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000022356 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022356 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022356 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000022356 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000022356 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022356 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022356 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022355 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022355 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022355 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022355 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022355 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022355 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022355 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022355 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022355 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000022355 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022355 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022355 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000022355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022355 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000022355 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000022355 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022355 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022355 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117967 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117967 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117967 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117967 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117967 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117967 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117967 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117967 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000117967 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117967 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000117967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000117967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000117967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000117967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000117967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000117967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117967 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117968 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117968 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117968 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117968 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117968 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117968 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117968 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117968 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000117968 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117968 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000117968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000117968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000117968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000117968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000117968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000117968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117968 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022362 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022362 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022362 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022362 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022362 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022362 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022362 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022362 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022362 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022362 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022362 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022362 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022362 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000022362 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022362 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022362 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022362 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022362 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022362 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022362 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022362 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022362 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022366 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022366 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022366 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022366 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022366 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022366 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022366 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022366 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022366 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022366 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000022366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022366 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022366 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022366 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022366 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022366 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022368 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022368 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022368 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022368 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022368 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022368 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022368 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022368 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000022368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022368 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022367 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022367 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022367 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022367 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022367 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022367 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022367 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022367 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022367 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022367 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022367 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000022367 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022367 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022367 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022367 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022367 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022367 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022367 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022367 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022367 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022399 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022399 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022399 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022399 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022399 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022399 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022399 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022399 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022399 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022399 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022399 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022399 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022399 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022399 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022399 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022399 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022399 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022399 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022399 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022399 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022399 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022399 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022400 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022400 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022400 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022400 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022400 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022400 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022400 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022400 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022400 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022400 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022400 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022400 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022400 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022400 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022400 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022400 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022400 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022400 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022400 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022400 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022400 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022400 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022398 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022398 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022398 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022398 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022398 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022398 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022398 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022398 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022398 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022398 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022398 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022398 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022398 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022398 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022398 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022398 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022398 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022398 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022398 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022398 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022398 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022398 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022402 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022402 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022402 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022402 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022402 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022402 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022402 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022402 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022402 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022402 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022402 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022402 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022402 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000022402 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000022402 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022402 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000022404 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022404 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022404 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022404 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022404 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022404 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022404 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022404 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022404 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022404 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022404 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022404 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000022404 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000022404 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022404 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000022403 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022403 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022403 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022403 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022403 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022403 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022403 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022403 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022403 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022403 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022403 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022403 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022403 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000022403 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000022403 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022403 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000022411 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022411 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022411 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022411 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022411 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022411 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022411 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022411 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022411 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022411 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022411 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022411 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022411 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022411 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022411 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000022411 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022411 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022411 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022411 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022411 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022411 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000022411 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022411 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022411 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022411 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022411 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022411 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022411 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022411 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022411 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022411 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022411 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000022411 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022412 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022412 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022412 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022412 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022412 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022412 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022412 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022412 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022412 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022412 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022412 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022412 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022412 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022412 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022412 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000022412 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022412 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022412 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022412 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022412 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022412 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000022412 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022412 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022412 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022412 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022412 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022412 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022412 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022412 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022412 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022412 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022412 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000022412 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022410 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022410 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022410 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022410 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022410 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022410 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022410 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022410 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022410 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022410 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022410 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000022410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022410 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022410 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000022410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022410 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022410 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022410 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022410 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022410 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022410 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022410 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022410 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022410 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022410 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000022410 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022442 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022442 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022442 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022442 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022442 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022442 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022442 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022442 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022442 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022442 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022442 [Member] | Health care technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022442 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022442 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022442 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022442 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000022442 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000022442 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022444 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022444 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022444 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022444 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022444 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022444 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022444 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022444 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022444 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022444 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022444 [Member] | Health care technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022444 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022444 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022444 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022444 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000022444 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000022444 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022443 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022443 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022443 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022443 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022443 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022443 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022443 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022443 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022443 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022443 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022443 [Member] | Health care technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022443 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022443 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022443 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022443 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000022443 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000022443 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022475 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022475 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022475 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000022475 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022475 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022475 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022475 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022475 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022475 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022475 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000022475 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022475 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022476 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022476 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022476 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000022476 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022476 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022476 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022476 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022476 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022476 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022476 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000022476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022476 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022477 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000022477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022477 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000022477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022477 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022620 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022620 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022620 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022620 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000022620 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022620 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000022620 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022620 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022622 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022622 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022622 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000022622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000022622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022622 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022621 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022621 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022621 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000022621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000022621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022621 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022625 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022625 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022625 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022625 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022625 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022625 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022625 [Member] | Marriott International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022625 [Member] | Reddit Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022625 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022625 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000022625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022625 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022626 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022626 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022626 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022626 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022626 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022626 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022626 [Member] | Marriott International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022626 [Member] | Reddit Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022626 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022626 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000022626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022626 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022626 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022624 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022624 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022624 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022624 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022624 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022624 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022624 [Member] | Marriott International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022624 [Member] | Reddit Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022624 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022624 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022624 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022624 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000022624 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022624 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022624 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022624 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022624 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022624 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022624 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022624 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022624 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022636 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022636 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022636 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022636 [Member] | Lazard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022636 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022636 [Member] | Corpay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022636 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022636 [Member] | The Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022636 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022636 [Member] | The Cooper Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022636 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022636 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022636 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022636 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022636 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022636 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022636 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022636 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022636 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022636 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000022636 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022636 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022638 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022638 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022638 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022638 [Member] | Lazard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022638 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022638 [Member] | Corpay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022638 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022638 [Member] | The Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022638 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022638 [Member] | The Cooper Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022638 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022638 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022638 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022638 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022638 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022638 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022638 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022638 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022638 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000022638 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022638 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022637 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022637 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022637 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022637 [Member] | Lazard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022637 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022637 [Member] | Corpay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022637 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022637 [Member] | The Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022637 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022637 [Member] | The Cooper Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022637 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022637 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022637 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000022637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022637 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022665 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022665 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022665 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022665 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022665 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022665 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022665 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022665 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022665 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022665 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022665 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000022665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000022665 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000022665 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022665 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022665 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022665 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022665 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022666 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022666 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022666 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022666 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022666 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022666 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022666 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022666 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022666 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022666 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000022666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000022666 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000022666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022666 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022666 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022666 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022664 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022664 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022664 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022664 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022664 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022664 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022664 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022664 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022664 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022664 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022664 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000022664 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022664 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022664 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000022664 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000022664 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022664 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022664 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022664 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022664 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022668 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022668 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022668 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022668 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022668 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022668 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022668 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022668 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000022668 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022668 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022668 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000022668 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000022668 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022668 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022668 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022668 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022668 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022668 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000022668 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022668 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022668 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022668 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022668 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022668 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022668 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022668 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022668 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022668 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022668 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022668 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117970 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117970 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117970 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117970 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117970 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117970 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117970 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000117970 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000117970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000117970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000117970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000117970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000117970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000117970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000117970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000117970 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117970 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117970 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000117970 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117970 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000117970 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117970 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117970 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117970 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000117970 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000117970 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117969 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117969 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117969 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117969 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117969 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117969 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117969 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000117969 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000117969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000117969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000117969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000117969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000117969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000117969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000117969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000117969 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117969 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117969 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000117969 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117969 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000117969 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117969 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117969 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117969 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000117969 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000117969 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022685 [Member] | Helvetia Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022685 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022685 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022685 [Member] | IAMGOLD Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Hudbay Minerals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | China Gold International Resources Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Orion OYJ Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000022685 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022685 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022685 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022685 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000022685 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022685 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022685 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022685 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022685 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022685 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000022685 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022685 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022685 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022685 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022685 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022685 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022685 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022685 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022685 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022685 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022685 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022685 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022686 [Member] | Helvetia Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022686 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022686 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022686 [Member] | IAMGOLD Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Hudbay Minerals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | China Gold International Resources Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Orion OYJ Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000022686 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022686 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022686 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022686 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000022686 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022686 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022686 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022686 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022686 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022686 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000022686 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022686 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022686 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022686 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022686 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022686 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022686 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022686 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022686 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022686 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022686 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022686 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022684 [Member] | Helvetia Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022684 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022684 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022684 [Member] | IAMGOLD Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Hudbay Minerals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | China Gold International Resources Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Orion OYJ Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000022684 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022684 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022684 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022684 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000022684 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022684 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022684 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022684 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022684 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022684 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000022684 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022684 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022684 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022684 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022684 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022684 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022684 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022684 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022684 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022684 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022684 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022684 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022688 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022688 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022688 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022688 [Member] | Capgemini SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022688 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022688 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022688 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022688 [Member] | Rio Tinto Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022688 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022688 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022688 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000022688 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022688 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022688 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022688 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000022688 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022688 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022688 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022688 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022688 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000022688 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022688 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022688 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000022688 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022688 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022688 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000022688 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022688 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022688 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022688 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022688 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022688 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022690 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022690 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022690 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022690 [Member] | Capgemini SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022690 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022690 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022690 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022690 [Member] | Rio Tinto Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022690 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022690 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022690 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000022690 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022690 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022690 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022690 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000022690 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022690 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022690 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022690 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022690 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000022690 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022690 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000022690 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022690 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000022690 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022690 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022690 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022690 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022690 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022690 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022689 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022689 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022689 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022689 [Member] | Capgemini SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022689 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022689 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022689 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022689 [Member] | Rio Tinto Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022689 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022689 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022689 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000022689 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000022689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022689 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022689 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000022689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022689 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022689 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000022689 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022689 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022689 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000022689 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022689 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022689 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022689 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022689 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022689 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022704 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022704 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022704 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022704 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022704 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022704 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | Hecla Mining Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | BridgeBio Pharma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022704 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022704 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022704 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022704 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022704 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022704 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022704 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022704 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022704 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000022704 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022704 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022705 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022705 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022705 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022705 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022705 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022705 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | Hecla Mining Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | BridgeBio Pharma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022705 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022705 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022705 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022705 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022705 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022705 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022705 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022705 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022705 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000022705 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022705 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022703 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022703 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022703 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022703 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022703 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022703 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | Hecla Mining Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | BridgeBio Pharma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022703 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022703 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022703 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022703 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022703 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022703 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022703 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022703 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022703 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000022703 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022703 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022707 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022707 [Member] | Comerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022707 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | Ball Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | Viatris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | Ally Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | Alcoa Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022707 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022707 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022707 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022707 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022707 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022707 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022707 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022707 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022707 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000022707 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022707 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022709 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022709 [Member] | Comerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022709 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | Ball Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | Viatris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | Ally Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | Alcoa Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022709 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022709 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022709 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022709 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022709 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022709 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022709 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022709 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022709 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000022709 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022709 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022708 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022708 [Member] | Comerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022708 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | Ball Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | Viatris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | Ally Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | Alcoa Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022708 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022708 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022708 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022708 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022708 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022708 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022708 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022708 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022708 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000022708 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022708 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022712 [Member] | SouthState Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022712 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022712 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022712 [Member] | Banner Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022712 [Member] | Braze Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022712 [Member] | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022712 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022712 [Member] | Arcosa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022712 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022712 [Member] | Alkami Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022712 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022712 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022712 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000022712 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000022712 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022712 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022712 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022712 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022712 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022712 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022712 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022712 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022713 [Member] | SouthState Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022713 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022713 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022713 [Member] | Banner Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022713 [Member] | Braze Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022713 [Member] | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022713 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022713 [Member] | Arcosa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022713 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022713 [Member] | Alkami Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022713 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022713 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022713 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000022713 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000022713 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022713 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022713 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022713 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022713 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022713 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022713 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022713 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022711 [Member] | SouthState Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022711 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022711 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022711 [Member] | Banner Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022711 [Member] | Braze Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022711 [Member] | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022711 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022711 [Member] | Arcosa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022711 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022711 [Member] | Alkami Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022711 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022711 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022711 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000022711 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000022711 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022711 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022711 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022711 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022711 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022711 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022711 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022711 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022723 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022723 [Member] | Independence Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022723 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022723 [Member] | FB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | Cytokinetics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022723 [Member] | Curbline Properties Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022723 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022723 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022723 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000022723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022723 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022725 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022725 [Member] | Independence Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022725 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022725 [Member] | FB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | Cytokinetics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022725 [Member] | Curbline Properties Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022725 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022725 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022725 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022725 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022725 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022725 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022725 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022725 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022725 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022725 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022725 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022725 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000022725 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022725 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022724 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022724 [Member] | Independence Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022724 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022724 [Member] | FB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | Cytokinetics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022724 [Member] | Curbline Properties Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022724 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022724 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022724 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022724 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022724 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022724 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022724 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022724 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022724 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022724 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022724 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022724 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000022724 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022724 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022744 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022744 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022744 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022744 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022744 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022744 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022744 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022744 [Member] | Elanco Animal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022744 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022744 [Member] | GSK PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022744 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022744 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000022744 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022744 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022744 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022744 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000022744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022744 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022745 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022745 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022745 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022745 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022745 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022745 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022745 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022745 [Member] | Elanco Animal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022745 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022745 [Member] | GSK PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000022745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022745 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022745 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000022745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022745 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022743 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022743 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022743 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022743 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022743 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022743 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022743 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022743 [Member] | Elanco Animal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022743 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022743 [Member] | GSK PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022743 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022743 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022743 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000022743 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022743 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022743 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022743 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022743 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000022743 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022743 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022743 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022759 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022759 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022759 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022759 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022759 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022759 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022759 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022759 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022759 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022759 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022759 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000022759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022759 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022759 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022759 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022759 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022759 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022761 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022761 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022761 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022761 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022761 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022761 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022761 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022761 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022761 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022761 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022761 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000022761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022761 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022761 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022761 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022760 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022760 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022760 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022760 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022760 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022760 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022760 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022760 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022760 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022760 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022760 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000022760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022760 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022812 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022812 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022812 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022812 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022812 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022812 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022812 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022812 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022812 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022812 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022812 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022812 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000022812 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022812 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000022812 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022812 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022812 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022812 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022812 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022812 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022812 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022812 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022812 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022812 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022813 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022813 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022813 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022813 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022813 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022813 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022813 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022813 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022813 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022813 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022813 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022813 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000022813 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022813 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000022813 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022813 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022813 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022813 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022813 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022813 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022813 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022813 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022813 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022813 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022811 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022811 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022811 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022811 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022811 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022811 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022811 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022811 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022811 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022811 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022811 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022811 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000022811 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022811 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000022811 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022811 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022811 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022811 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022811 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022811 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022811 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022811 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022811 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022811 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022819 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022819 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022819 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022819 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022819 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022819 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022819 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022819 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022819 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022819 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022819 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000022819 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022819 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022819 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022819 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022821 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022821 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022821 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022821 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022821 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022821 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022821 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022821 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022821 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022821 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022821 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000022821 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022821 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022821 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022821 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022820 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022820 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022820 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022820 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022820 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022820 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022820 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022820 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022820 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022820 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022820 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000022820 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022820 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022820 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022820 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022832 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022832 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022832 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022832 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022832 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022832 [Member] | Alignment Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022832 [Member] | The Vita Coco Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022832 [Member] | Acuity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022832 [Member] | SiriusPoint Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022832 [Member] | REVOLUTION Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022832 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022832 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000022832 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000022832 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022832 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022832 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022832 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022832 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000022832 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022832 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022832 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022833 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022833 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022833 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022833 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022833 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022833 [Member] | Alignment Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022833 [Member] | The Vita Coco Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022833 [Member] | Acuity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022833 [Member] | SiriusPoint Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022833 [Member] | REVOLUTION Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022833 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022833 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000022833 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000022833 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022833 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022833 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022833 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022833 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000022833 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022833 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022833 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022831 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022831 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022831 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022831 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022831 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022831 [Member] | Alignment Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022831 [Member] | The Vita Coco Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022831 [Member] | Acuity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022831 [Member] | SiriusPoint Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022831 [Member] | REVOLUTION Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022831 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022831 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000022831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000022831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022831 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022831 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022831 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000022831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022831 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047746 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047746 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047746 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047746 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000047746 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047746 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000047746 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000047745 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047745 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047745 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000047745 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047745 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000047745 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000047744 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047744 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047744 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047744 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000047744 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047744 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000047744 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000047759 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047759 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000047759 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000047759 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047759 [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047759 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047759 [Member] | America Movil SAB de CV Series B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047759 [Member] | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047759 [Member] | Samsung Electronics Company Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047759 [Member] | Rede D Or Sao Luiz SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047759 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000047759 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000047759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000047759 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000047759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000047759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047759 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000047759 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047759 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047759 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000047759 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000047759 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000047759 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000047759 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000047759 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047759 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000047759 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047759 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000047759 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047760 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047760 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000047760 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000047760 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047760 [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047760 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047760 [Member] | America Movil SAB de CV Series B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047760 [Member] | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047760 [Member] | Samsung Electronics Company Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047760 [Member] | Rede D Or Sao Luiz SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047760 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000047760 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000047760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000047760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000047760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000047760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000047760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047760 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047760 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000047760 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000047760 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000047760 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000047760 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000047760 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047760 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000047760 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047760 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000047760 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047761 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047761 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000047761 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000047761 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047761 [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047761 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047761 [Member] | America Movil SAB de CV Series B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047761 [Member] | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047761 [Member] | Samsung Electronics Company Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047761 [Member] | Rede D Or Sao Luiz SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047761 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000047761 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000047761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000047761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000047761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000047761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000047761 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047761 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047761 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000047761 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000047761 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000047761 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000047761 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000047761 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047761 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000047761 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047761 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000047761 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047763 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047763 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047763 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000047763 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000047763 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047763 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000047763 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047763 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047763 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000047763 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000047763 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047763 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047762 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000047762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000047762 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000047762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047762 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000047762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000047762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047762 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047764 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047764 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047764 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000047764 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000047764 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047764 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000047764 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047764 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047764 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000047764 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000047764 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047764 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063027 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063027 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000063027 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063027 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063027 [Member] | U S Treasury Note 3 625 10 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000063027 [Member] | U S Treasury Note 3 500 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063027 [Member] | U S Treasury Note 3 875 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063027 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063027 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063027 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063027 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063027 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000063027 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000063027 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000063027 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000063028 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063028 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000063028 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063028 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063028 [Member] | U S Treasury Note 3 625 10 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000063028 [Member] | U S Treasury Note 3 500 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063028 [Member] | U S Treasury Note 3 875 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063028 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063028 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063028 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063028 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063028 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000063028 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000063028 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000063028 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000063026 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063026 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000063026 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063026 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063026 [Member] | U S Treasury Note 3 625 10 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000063026 [Member] | U S Treasury Note 3 500 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063026 [Member] | U S Treasury Note 3 875 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063026 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063026 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063026 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063026 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063026 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000063026 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000063026 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000063026 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000099622 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099622 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000099622 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000099621 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099621 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000099621 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000099620 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099620 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000099620 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000099623 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099623 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000099623 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000099624 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099624 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000099624 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000099625 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099625 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000099625 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000099628 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099628 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000099628 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000099627 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099627 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000099627 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000099626 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099626 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000099626 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000099629 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099629 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000099629 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000099630 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099630 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000099630 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000099631 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099631 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000099631 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000111804 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111804 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111804 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000111804 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111804 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000111804 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111804 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000111804 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000111804 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000111804 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000111804 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111804 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000111804 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000111804 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000111804 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000111804 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000111804 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000111804 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000111804 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000111804 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000111804 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000111804 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%